Statement of Members' Deficit - Prairie Operating Co LLC [Member]	3 Months Ended
Mar. 31, 2023 USD ($)
Balance - December 31, 2022	$ (381,520)
Capital contributions
Net loss	(64,392)
Balance - March 31, 2023	$ (445,912)